Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Expenses
Exploration	$ 498	$ 1,898
General and administration	605	939
Consultancy and advisory fees	0	125
Depreciation	9	12
Foreign exchange loss (gain)	434	(1,749)
Loss from operations	1,546	1,225
Interest income	(29)	(47)
Interest expense	69	64
Loss from equity investment	46	26
Loss before income taxes	1,632	1,268
Income tax recovery	0	(707)
Net loss	1,632	561
Foreign currency translation adjustment	(1,399)	2,835
Comprehensive loss	$ 233	$ 3,396
Net loss per common share
Basic	$ (0.01)	$ (0.00)
Fully diluted	$ (0.01)	$ (0.00)
Weighted average shares outstanding
Basic	149,105	146,984
Fully diluted	149,105	146,984
Total shares issued and outstanding	152,520	147,331